Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net
Schedule of property, plant and equipment, net

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Buildings and improvements	642,901,735	655,923,713	100,383,171
Machinery	924,995,666	943,742,391	144,431,207
Office equipment and furnishing	1,468,593	1,468,593	224,755
Motor vehicles	1,715,958	1,715,958	262,612

Total cost	1,571,081,952	1,602,850,655	245,301,745
Total accumulated depreciation	(725,365,126)	(838,181,436)	(128,276,061)
Impairment Provision	—	—	—
Construction in progress	30,523,703	1,386,729	212,225

Total property, plant, and equipment, net	876,240,529	766,055,948	117,237,909